Equity-Based Compensation - Narrative (Details) $ / shares in Units, $ in Millions					1 Months Ended			3 Months Ended				5 Months Ended	6 Months Ended			12 Months Ended
	Dec. 31, 2020	Jun. 08, 2020 USD ($) $ / shares shares	Mar. 31, 2020 USD ($)	Mar. 12, 2018 shares	Jun. 30, 2020 USD ($) shares	Dec. 31, 2019 USD ($) grantee shares	Jun. 30, 2019 shares	Jun. 30, 2020 USD ($) shares	Mar. 31, 2020 USD ($)	Jun. 30, 2019 USD ($) shares	Mar. 31, 2019 USD ($)	Jun. 07, 2020	Jun. 30, 2020 USD ($) shares	Jun. 30, 2019 USD ($) shares	Jun. 30, 2018 USD ($)	Dec. 31, 2019 USD ($) shares	Dec. 31, 2018 USD ($) shares	May 27, 2020 shares	Nov. 30, 2019
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Award vesting period													4 years
Compensation costs | $								$ 64.5		$ 6.0			$ 75.8	$ 11.6
Share-based Payment Arrangement, Nonvested Award, Cost Not yet Recognized, Amount | $					$ 154.6			$ 154.6					154.6
Cash distributions | $													$ 6.8	$ 13.4
Number of units vested (in shares)													35,758
Number of units not yet vested (in shares)					1,290,219	0		1,290,219					1,290,219			0
Grants with accelerated vesting (in shares)													4
Expense attributable to service period already elapsed | $									$ 11.3	$ 5.9	$ 5.6
DiscoverOrg Holdings
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Award vesting period												2 years				4 years
Compensation costs | $															$ 32.7	$ 25.1	$ 32.7
Cash distributions | $																16.5	93.4
Expense attributable to service period already elapsed | $																$ 25.1	32.7
Class A common stock | IPO
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Public offering price (in dollars per share) | $ / shares		$ 21.00
Incremental grant date fair value incurred | $		$ 4.0
2020 Omnibus Incentive Plan | Class A common stock
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of Units authorized (in shares)																		18,650,000
2020 Omnibus Incentive Plan | Class A common stock | Forecast
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Increase to authorized plan shares based on stock outstanding, percentage	5.00%
Pre-IPO Awards
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Award vesting period												4 years
Pre-IPO Awards | DiscoverOrg Holdings
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Award vesting period												4 years
Pre-IPO Awards | Tranche one
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Award vesting period												2 years
Award vesting percentage												50.00%
Pre-IPO Awards | Tranche one | DiscoverOrg Holdings
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Award vesting period												2 years
Award vesting percentage												50.00%
Pre-IPO Awards | Tranche two | DiscoverOrg Holdings
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Award vesting percentage												50.00%
Post-IPO Awards
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Award vesting period					4 years
Post-IPO Awards | Tranche one
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Award vesting percentage					25.00%
Post-IPO Awards | Tranche two
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Award vesting percentage					6.25%
Class A Common Stock Options
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Shares issued in conversion (in shares)													576,708
Class A Common Stock Options | Class A common stock
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Shares issued in conversion (in shares)													576,708
HoldCo Units
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Shares issued in conversion (in shares)		1,325,330											1,332,239
Unrecognized equity-based compensation cost, excluding options | $					$ 9.2			$ 9.2					$ 9.2
Class P Units
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Granted (in shares)													642,500
Shares converted (in shares)													(1,950,930)
Number of units vested (in shares)													3,504,844
Number of units not yet vested (in shares)					11,737,040	16,893,603		11,737,040					11,737,040			16,893,603
Unrecognized equity-based compensation cost, excluding options | $					$ 30.4			$ 30.4					$ 30.4
Class P Units | DiscoverOrg Holdings
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Compensation costs | $																$ 11.1	$ 1.5
Share-based Payment Arrangement, Nonvested Award, Cost Not yet Recognized, Amount | $						$ 53.8										$ 53.8
Granted (in shares)																13,310,663
Number of units vested (in shares)																280,563
Number of units not yet vested (in shares)						16,893,603										16,893,603	5,716,467
HSKB Incentive Units
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Performance vesting condition (more than) (as a percent)																			90.00%
Number of grantees affected | grantee						142
Increase in unrecognized equity-based compensation cost | $						$ 88.4
Amount allocated to be paid if holder of grant remains employed | $			$ 5.3		12.2			12.2	$ 5.3				12.2				$ 31.3
Employment period			4 years														3 years
Cash distributions | $													11.3				$ 21.8
HSKB Incentive Units | DiscoverOrg Holdings
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Compensation costs | $																$ 14.0	31.2
Performance vesting condition (more than) (as a percent)																			90.00%
Number of grantees affected | grantee						142
Increase in unrecognized equity-based compensation cost | $						$ 88.4
Amount allocated to be paid if holder of grant remains employed | $																	$ 31.3
Employment period																	3 years
Cash distributions | $											$ 14.8				$ 21.8
Unrecognized equity-based compensation cost, excluding options | $						$ 166.4										166.4
HSKB Incentive Units | Tranche one
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Award vesting period						2 years
Award vesting percentage						50.00%
HSKB Incentive Units | Tranche one | DiscoverOrg Holdings
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Award vesting period						2 years
Award vesting percentage						50.00%
HSKB II Phantom Units
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Compensation costs | $													57.6
Unrecognized equity-based compensation cost, excluding options | $					$ 5.7			$ 5.7					$ 5.7
HSKB II Phantom Units | DiscoverOrg Holdings
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Unrecognized equity-based compensation cost, excluding options | $						$ 5.0										$ 5.0
HSKB II Phantom Units | ZoomInfo OpCo and HSKB 2019 Phantom Unit Plans
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Period to settle awards						30 days
HSKB II Phantom Units | ZoomInfo OpCo and HSKB 2019 Phantom Unit Plans | Common Units
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Economic equivalent of Unit (in shares)						1
OpCo Units
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Shares converted (in shares)													(6,909)	0
Number of units vested (in shares)													162,218	118,867
Number of units not yet vested (in shares)					0	228,819	322,814	0		322,814			0	322,814		228,819	441,681
OpCo Units | DiscoverOrg Holdings
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Compensation costs | $													$ 0.3
Granted (in shares)																0
Number of units vested (in shares)																118,867
Number of units not yet vested (in shares)						228,819										228,819	441,681
DOH Phantom Units | DiscoverOrg Holdings
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of Units authorized (in shares)							7,500,000			7,500,000				7,500,000
Award vesting period							4 years
Granted (in shares)																0
Class C units | DiscoverOrg Holdings
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Shares converted (in shares)				(82,735)
Common units | DiscoverOrg Holdings
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Shares issued in conversion (in shares)				1,745,723
Number of units vested (in shares)				1,304,043
Class 1 Unit [Member] | Class A common stock
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Economic equivalent of Unit (in shares)													1